Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of subsidiaries with non-controlling interests

	December 31, 2023	December 31, 2022
NCI percentage	19.5%	19.5%

Current assets	$2,721	$2,537
Non-current assets	22,095	22,831
Current liabilities	(228)	(154)
Non-current liabilities	(170,070)	(156,057)
Net liabilities	$(145,482)	$(130,843)

Net liabilities allocated to NCI	$(28,369)	$(25,514)

Cash flows used in operating activities	$(2,981)	$(3,095)
Cash flows used in investing activities	—	(33)
Cash flows generated from financing activities	2,954	2,958
Net decrease in cash and cash equivalents	$(27)	$(170)

Net loss and comprehensive loss	$(14,638)	$(373,522)
Net loss allocated to NCI	$(2,854)	$(72,837)